Shareholder Fees - FidelityEquity-IncomeFund-KPRO	Mar. 30, 2024 USD ($)
FidelityEquity-IncomeFund-KPRO | Fidelity Equity-Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none